CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 451,657	$ 305,448	$ 266,090
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	275,851	145,780	103,389
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	69,875	52,383	53,187
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,118	15,386	4,074
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 96,813	$ 91,899	$ 105,440